Non-current assets held for sale - Consolidated Statements of Profit and Loss (Details) - Shanghai RAAS Blood Products Co., Ltd. - EUR (€) € in Thousands	Jun. 18, 2024	Dec. 31, 2024
Noncurrent Assets Or Disposal Groups Classified As Held For Sales [Line Item]
Percentage of interest in SRAAS remaining		6.58%
Selling price	€ 1,607,500
Fair value of SRAAS 6.58%	434,481
Minus: book value of the Non-current asset held for sale and transaction costs	(1,123,588)
Minus: book value of the Investment accounted for using the equity method as the date of loss of the significant influence	(367,700)
Minus: increase of the minority interest of GDS	(507,803)
Other contractual obligations	(10,433)
Result before the reclassification of translation differences	32,457
Accumulated translation differences in equity	1,633
Transaction result:profit	34,090
Taxes on profits in China and Spain	(34,544)
Result net of taxes	€ (454)